Fair Value Measurement (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011
Begining balance	$ 0	$ 0	$ 29,903,000	$ 0	$ 0
Liabilities reclassified	0	5,446,000	693,000	23,975,000	38,724,000
Change in value of reclassified liabilities	0	(8,875,000)	(491,000)	(7,413,000)	(8,821,000)
Liabilities reclassified to equity	0	0	(30,105,000)	0
Ending balance	$ 0	$ 16,562,000	$ 0	$ 16,562,000	$ 29,903,000